Financial instruments - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Trade receivables	$ 16,025	$ 16,060
Receivable related to working capital adjustment	2,571	5,845
Trade and other receivables	$ 18,596	$ 21,905